Property and equipment, net (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Depreciation expense	¥ 176,715	$ 27,161	¥ 173,625	¥ 122,098
Leasehold Improvements [Member]
Gain (Loss) on Disposition of Property Plant Equipment	¥ (17,620)